Memorandum accounts - Financial instruments received as collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial instruments received as collateral	$ 123,940	$ 68,252
Financial instrument in connection with OTC derivative transactions | Debt instruments
Financial instruments
Financial instruments received as collateral	4,541	4,491
Financial instruments in connection with repurchase agreement transactions | Debt instruments
Financial instruments
Financial instruments received as collateral	119,398	63,687
Financial instruments in connection with securities loans transactions | Equity investments
Financial instruments
Financial instruments received as collateral	$ 1	$ 74